CORPORATE AND SUBSIDIARY BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Maturity of Borrowings
The following is the maturity by year on corporate and subsidiary borrowings:

	Payments due by year
AS OF JUN. 30, 2024 US$ MILLIONS	Total	Unamortized discount and issuance costs	Less than 1 year	1 - 2 years	2 -3 years	3 - 4 years	4 - 5 years	More than 5 years
Corporate borrowings	$1,615	—	1,110	—	—	—	505	—
Subsidiary borrowings	$2,846	(62)	—	—	1,900	—	—	1,008

	Payments due by year
AS OF DEC. 31, 2023 US$ MILLIONS	Total	Unamortized discount and issuance costs	Less than 1 year	1 - 2 years	2 -3 years	3 - 4 years	4 - 5 years	More than 5 years
Corporate borrowings	$1,706	—	1,276	—	—	—	430	—
Subsidiary borrowings	$1,863	(46)	—	—	—	1,000	—	909